EQUITY (Details Narrative) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding	96,045,856	94,996,397
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, outstanding	35,540,380	35,540,380	35,540,380
Ordinary share price	$ 5.75	$ 5.75	$ 5.75
Warrants and rights outstanding, maturity date	Jun. 06, 2024
Warrants term	5 years
Sale price	$ 21.00
Share price	$ 0.01